Schedule of Investments (unaudited)
August 31, 2024
BlackRock Large Cap Focus Growth Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.1%
TransDigm Group, Inc.	27,469	$ 37,720,706
Automobiles — 1.6%
Ferrari NV	56,250	27,944,438
Broadline Retail — 8.4%
Amazon.com, Inc.(a)	840,468	150,023,538
Capital Markets — 3.8%
Blackstone, Inc., Class A	151,123	21,513,870
MSCI, Inc., Class A	26,544	15,411,181
S&P Global, Inc.	62,297	31,973,313
		68,898,364
Chemicals — 1.5%
Sherwin-Williams Co. (The)	73,460	27,133,920
Commercial Services & Supplies — 2.2%
Copart, Inc.(a)	451,427	23,907,574
Waste Connections, Inc.	85,925	16,025,012
		39,932,586
Electrical Equipment — 1.2%
Vertiv Holdings Co., Class A	264,842	21,989,831
Entertainment — 2.8%
Netflix, Inc.(a)	71,706	50,291,003
Financial Services — 5.4%
Mastercard, Inc., Class A	58,746	28,394,292
Visa, Inc., Class A	246,095	68,013,275
		96,407,567
Ground Transportation — 0.7%
Old Dominion Freight Line, Inc.	61,802	11,915,426
Health Care Equipment & Supplies — 5.2%
Align Technology, Inc.(a)	82,757	19,631,615
Boston Scientific Corp.(a)	157,832	12,909,079
IDEXX Laboratories, Inc.(a)	40,893	19,683,028
Intuitive Surgical, Inc.(a)	82,725	40,752,817
		92,976,539
Hotels, Restaurants & Leisure — 0.8%
Chipotle Mexican Grill, Inc.(a)	259,790	14,569,023
Interactive Media & Services — 9.1%
Alphabet, Inc., Class A	397,315	64,913,324
Meta Platforms, Inc., Class A	187,438	97,713,304
		162,626,628
IT Services — 0.7%
Shopify, Inc., Class A(a)	176,027	13,038,320
Life Sciences Tools & Services — 1.2%
Danaher Corp.	81,251	21,881,707
Pharmaceuticals — 3.9%
Eli Lilly & Co.	72,920	70,004,658
Security	Shares	Value
Real Estate Management & Development — 1.4%
CoStar Group, Inc.(a)	321,023	$ 24,815,078
Semiconductors & Semiconductor Equipment — 21.3%
ASML Holding NV, Registered Shares	59,278	53,579,606
Broadcom, Inc.	472,580	76,945,476
KLA Corp.	34,223	28,043,353
NVIDIA Corp.	1,879,560	224,363,077
		382,931,512
Software — 17.2%
Cadence Design Systems, Inc.(a)	155,638	41,855,727
Intuit, Inc.	83,402	52,564,945
Microsoft Corp.	392,273	163,632,759
Roper Technologies, Inc.	37,660	20,879,081
Synopsys, Inc.(a)	58,240	30,260,339
		309,192,851
Technology Hardware, Storage & Peripherals — 8.0%
Apple Inc.	626,797	143,536,513
Textiles, Apparel & Luxury Goods — 0.5%
LVMH Moet Hennessy Louis Vuitton SE	11,635	8,660,125
Total Common Stocks — 99.0% (Cost: $787,021,020)		1,776,490,333
Preferred Securities
Preferred Stocks — 1.1%
Interactive Media & Services — 1.1%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $13,153,942)(a)(b)(c)	120,046	19,445,051
Total Long-Term Investments — 100.1% (Cost: $800,174,962)		1,795,935,384
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 5.18%(d)(e)	1,461,334	1,461,334
Total Short-Term Securities — 0.1% (Cost: $1,461,334)		1,461,334
Total Investments — 100.2% (Cost: $801,636,296)		1,797,396,718
Liabilities in Excess of Other Assets — (0.2)%		(4,357,657)
Net Assets — 100.0%		$ 1,793,039,061
(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $19,445,051, representing 1.1% of its net assets as of period end, and an original cost of $13,153,942.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Large Cap Focus Growth Fund, Inc.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/24	Shares Held at 08/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ (940)(b)	$ 940	$ —	$ —	—	$ 1,265(c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	1,254,195	207,139(b)	—	—	—	1,461,334	1,461,334	32,774	—
				$ 940	$ —	$ 1,461,334		$ 34,039	$ —
(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 37,720,706	$ —	$ —	$ 37,720,706
Automobiles	27,944,438	—	—	27,944,438
Broadline Retail	150,023,538	—	—	150,023,538
Capital Markets	68,898,364	—	—	68,898,364
Chemicals	27,133,920	—	—	27,133,920
Commercial Services & Supplies	39,932,586	—	—	39,932,586
Electrical Equipment	21,989,831	—	—	21,989,831
Entertainment	50,291,003	—	—	50,291,003
Financial Services	96,407,567	—	—	96,407,567
Ground Transportation	11,915,426	—	—	11,915,426
Health Care Equipment & Supplies	92,976,539	—	—	92,976,539

Schedule of Investments (unaudited)  (continued)
August 31, 2024
BlackRock Large Cap Focus Growth Fund, Inc.
Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Hotels, Restaurants & Leisure	$ 14,569,023	$ —	$ —	$ 14,569,023
Interactive Media & Services	162,626,628	—	—	162,626,628
IT Services	13,038,320	—	—	13,038,320
Life Sciences Tools & Services	21,881,707	—	—	21,881,707
Pharmaceuticals	70,004,658	—	—	70,004,658
Real Estate Management & Development	24,815,078	—	—	24,815,078
Semiconductors & Semiconductor Equipment	382,931,512	—	—	382,931,512
Software	309,192,851	—	—	309,192,851
Technology Hardware, Storage & Peripherals	143,536,513	—	—	143,536,513
Textiles, Apparel & Luxury Goods	—	8,660,125	—	8,660,125
Preferred Securities	—	—	19,445,051	19,445,051
Short-Term Securities
Money Market Funds	1,461,334	—	—	1,461,334
	$ 1,769,291,542	$ 8,660,125	$ 19,445,051	$ 1,797,396,718
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred Securities
Assets
Opening Balance, as of May 31, 2024	$ 20,863,995
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	(1,418,944)
Purchases	—
Sales	—
Closing Balance, as of August 31, 2024	$ 19,445,051
Net change in unrealized appreciation (depreciation) on investments still held at August 31, 2024(a)	$ (1,418,944)

(a)	Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at August 31, 2024, is generally due to investments no longer held or categorized as Level 3 at period end.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Valuation Committee (the “Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Securities	$ 19,445,051	Market	Revenue Multiple	1.25x	—

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
3